RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 9 - RELATED PARTIES:

a.	On January 16, 2016, the Board of Directors appointed a new director as a Vice Chairman of the Board, effective as of January 22, 2016, with a term expiring at the Company’s 2017 annual meeting of stockholders. In connection with his appointment, the new director was granted an option to purchase 780,000 shares of the Company’s common stock on April 30, 2016 at an exercise price equal to the closing fair market value of the Common Stock on the date of grant on April 30, 2016, subject to the terms and conditions of the 2013 Plan and the 2011 Plan. Options to purchase 195,000 shares of Common Stock vest and become exercisable immediately upon the time of grant, and, until all 780,000 options shall have vested, options to purchase 195,000 shares of common stock will vest and become exercisable each time upon (i) the Company raising at least $15 million through an equity offering; (ii) the Company’s market cap becoming equal to or greater than $25 million; (iii) the Company receiving research coverage by three new analysts at a leading investment bank; or (iv) the tripling of the Company’s market cap from the date of appointment. Any of the foregoing conditions, if achieved following the director’s appointment but prior to April 30, 2016, will be deemed satisfied on the date of grant. However, in the event (i) of the director’s death or permanent disability, (ii) a change in control (as defined in the Plan) or (iii) if the director is asked to resign for any reason other than cause (as defined in the Company’s form of Nonqualified Stock Option Agreement under its Plan), the options shall vest immediately in full. The options have a term of 10 years from the date of grant and may be exercised for either cash or on a cashless basis. The fair value of the options will be determined on April 30, 2016. Some of the above events involve performance conditions and some involve market conditions. For grants that involve performance conditions, the expense will be recognized on a cumulative basis only if the targets will be achieved. For grants that involve market conditions, the expense will be recognized over the expected period for the conditions to occur.

b.	On January 21, 2016, the Company and the Company’s CEO, entered into a fourth amendment to the CEO’s Employment Agreement by and between the Company and the CEO, in order to, among other things, (i) modify the term of the CEO’s employment to end on the earlier of June 30, 2016 or the date upon which a new president and/or chief executive officer (or executive performing a similar role) commences employment with the Company (or, if such individual is promoted internally, the date such individual is promoted to the position of president and/or chief executive officer); and (ii) provide that, during the remaining term of his employment, the CEO will receive (A) 50% of his base salary in cash payments, for all days that the CEO works during the remaining term of his employment, at the monthly rate of $18,750, payable in accordance with the Company’s regular payroll practices, and (B) a lump-sum payment equivalent to 50% of the CEO’s base salary through June 30, 2016, at the monthly rate of $18,750, payable within 20 business days from the earlier of (x) the Company raising an aggregate of $5 million from investors, or (y) June 30, 2016.

On January 26, 2016 the Company entered into an option cancellation and release agreement with certain directors, the CEO and CFO (“the Optionholders”), pursuant to which the parties agreed to cancel options to purchase an aggregate of 422,443 shares of common stock of the Company previously granted to each of the Optionholders. For accounting purpose the cancellation was treated as a settlement for no consideration and accordingly all remaining unrecognized compensation cost amounting to approximatly $800,000 was recognized.

NOTE 8 — RELATED PARTIES TRANSACTIONS

a. CEO

On January 26, 2015, the Company granted the CEO stock options to purchase 30,777 shares of the Company’s common stock with an exercise price of $7.2 per share. The fair value of the options using the Black-Scholes option-pricing model was approximately $131,000.

On January 26, 2015 the Company granted the CEO 20,509 shares of restricted common stock which are subject to forfeiture until vested and which vest in three equal annual installments;

On January 5, 2015, the CEO’s employment agreement was amended such that, in lieu of 50% of the CEO’s base cash salary, he would be paid an equivalent amount of shares of restricted common stock. On January 26, 2015, the Company issued 31,250 shares of restricted stock subject to a one year service condition, with a fair value of $225,000.

On June 29, 2015, the Company amended the employment agreement with the Company’s CEO in order to, among other things, (i) modify the term of employment to end on June 30, 2016 unless earlier terminated by either party; and (ii) provide that, until the Company raises an aggregate of $5 million from investors, the CEO will receive (A) with respect to his employment in 2015, the 31,250 shares of restricted common stock of the Company, issued on January 26, 2015, as described above, will be subsequently adjusted based upon the volume-weighted average price of the Company’s common stock during the calendar year ended December 31, 2015 (or during the period from January 2, 2015 through his termination date if his employment is terminated upon his death or disability, by the CEO for good reason, or by the Company without cause prior to December 31, 2015) to represent the equivalent of 50% of the CEO’s base salary in 2015, and (B) with respect to his employment in 2016, 50% of his base salary from January 1, 2016 through June 30, 2016 to be paid in shares of restricted common stock of the Company valued at the fair market value of the Company’s common stock as of the market close on January 2, 2016. The amendment also amends those certain provisions in the Employment Agreement related to payments on termination of employment.

On December 31, 2015, 63,825 shares of restricted stock were issued to the CEO, based on the adjusting formula stipulated in the amended agreement, as described above.

See note 13b with respect to the fourth amendment to the CEO’s employment agreement, entered into subsequent to December 31, 2015.

The share based compensation arrangement with the Company’s CEO was initially classified as an equity award, and was reclassified to a liability award on June 29, 2015 following the second amendment to the CEO’s employment agreement, given the adjusting formula described above. On this date, the amount accumulated in additional paid in capital was reclassified as a liability, which was subsequently remeasured at fair value up to the date of its settlement.

On December 31, 2015, the fair value of the liability just prior to such date, in the amount of $84,000, was carried to additional paid in capital.

The Company recognized a total compensation expense of $84,000 in connection with the CEO’s non-cash portion of his annual 2015 salary.

During the year ended December 31, 2014, the Company granted the CEO stock options to purchase 39,968 shares of the Company’s common stock with an exercise price of $29.70-$31.00 per share, and 18,273 shares of restricted stock, which vests in three equal annual installments. The fair value of the above options and restricted shares, using the Black-Scholes option-pricing model, was approximately $736,000 and $554,000, respectively.

The CEO has an option to deliver a number of shares with an aggregate fair market value that equals or exceeds (to avoid the issuance of fractional shares) the required tax withholding payment resulted from the vesting of the restricted stock or from the exercise of the options. As of December 31, 2015 and 2014, 32,811 and 4,569 shares were withheld by the Company to satisfy tax withholding obligations. The payment, amounting to $81,000 and $115,000, was deducted from equity.

On or before December 31 of each calendar year, the CEO will be eligible to receive an additional grant of equity awards equal, in the aggregate, to up to 0.5% of the Company’s actual outstanding shares of common stock on the date of grant, provided that the actual amount of the grant will be based on his achievement of certain performance objectives as established by the board, in its reasonable discretion, for each such calendar year. In connection with the equity compensation related to 2013 achievements, on January 29, 2014 the CEO was granted stock options to purchase 8,633 shares of the Company’s common stock and 8,633 restricted shares, (included in total options and restricted shares granted to the CEO during 2014). In connection with the equity compensation related to 2014 achievements, on January 26, 2015 the CEO was granted stock options to purchase 5,300 shares of the Company’s common stock and 5,300 restricted shares.

On January 28, 2015, the Company’s board of directors approved an annual bonus for 2014 to the CEO in the amount of $69,105.

In July 2015, the Company’s board of directors approved an annual bonus for 2015 to the CEO in the amount of $45,833.

b. During the years ended December 31, 2015 and 2014, the Company granted stock options to directors to purchase a total of 138,541 and 33,500 shares of the Company’s common stock, respectively. The options have exercise prices of $1.7 – $7.8 and $31, per share, respectively, which were the fair market value of the Company’s common stock on the date of each respective grant. The options granted in 2014 are subject to a three-year vesting period with one-third of such awards vesting each year. Of the 138,541 options granted in 2015, 107,744 options were in lieu of cash compensation that was owed to them for their services as directors for the third and fourth quarters of 2014 and the first through third quarter of 2015 and are fully vested as of their grant date and the remaining options are subject to a three-year vesting period, with one-third of such awards vesting each year.

The fair value of the above options using the Black-Scholes option-pricing model, was approximately $338,000 and $636,000, respectively.

c. Balances with related parties:

	December 31,
	2015	2014
	($ in thousands)
Current liabilities:
Other accounts payable	$132	$241

d. Transactions with related parties:

	Year ended December 31,
	2015	2014
	($ in thousands)
Total expenses	$1,892	$3,269